SHARE-BASED PAYMENTS - Fair value of options granted (Details)	9 Months Ended
Sep. 30, 2024 Y $ / shares
ESOP 2019 | Equity Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%
ESOP 2019 | Equity Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at re-measurement dates (in USD per share)	$ 13.00
Exercise price (in USD per share)	$ 7.70
Expected volatility	39.80%
Expected life | Y	1.03
Risk-free interest rate	4.00%
ESOP 2019 | Equity Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at re-measurement dates (in USD per share)	$ 18.94
Exercise price (in USD per share)	$ 12.63
Expected volatility	44.40%
Expected life | Y	5.19
Risk-free interest rate	4.80%
ESOP 2019 | Cash Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	42.20%
Expected dividends	0.00%
Risk-free interest rate	4.60%
ESOP 2019 | Cash Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Y	0.09
ESOP 2019 | Cash Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Y	1.75
ESOP 2019 | Group Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash compensation payable of group performance based options (in USD per share)	$ 0.22
ESOP 2019 | Group Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash compensation payable of group performance based options (in USD per share)	$ 4.92
ESOP 2023 | Equity Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%
ESOP 2023 | Equity Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at re-measurement dates (in USD per share)	$ 13.00
Exercise price (in USD per share)	$ 7.70
Expected volatility	39.80%
Expected life | Y	1.03
Risk-free interest rate	4.10%
ESOP 2023 | Equity Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at re-measurement dates (in USD per share)	$ 18.94
Exercise price (in USD per share)	$ 14.19
Expected volatility	43.60%
Expected life | Y	3.61
Risk-free interest rate	4.80%
ESOP 2023 | Cash Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	42.20%
Expected dividends	0.00%
Risk-free interest rate	4.60%
ESOP 2023 | Cash Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Y	0.09
ESOP 2023 | Cash Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Y	1.75
ESOP 2023 | Group Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash compensation payable of group performance based options (in USD per share)	$ 0.23
ESOP 2023 | Group Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash compensation payable of group performance based options (in USD per share)	$ 3.69